TRADE AND OTHER RECEIVABLES (Table)	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Disclosure of trade and other receivables
	December 31
	2023	2022
	USD thousands

Trade receivables:
Trade receivables	219,396	229,975
Allowance for expected credit losses	(17,423)	(10,138)

Trade receivables, net	201,973	219,837

Other receivables:
Prepaid expenses	4,988	14,425
Loan to a third party	104	-
Institutions	1,309	1,281
Pledged deposits	1,569	3,036
Acquisition consideration adjustment	-	4,673
Other	323	-

	8,293	23,415